Fair Values Of Financial Instruments - Disclosure Sensitivity Analysis for Each of Above Mentioned securities (Detail)	12 Months Ended
Dec. 31, 2022
Latest Market Price [member] | + 2% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	2.00%
Latest Market Price [member] | + 2% [member] | REF2B [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	2.00%
Latest Market Price [member] | + 2% [member] | ARCOR17 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	2.00%
Latest Market Price [member] | + 5% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	5.00%
Latest Market Price [member] | + 5% [member] | REF2B [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
Latest Market Price [member] | + 5% [member] | ARCOR17 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
Latest Market Price [member] | + 10% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	10.00%
Latest Market Price [member] | + 10% [member] | REF2B [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
Latest Market Price [member] | + 10% [member] | ARCOR17 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
UVA [member] | + 3% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	3.00%
UVA [member] | + 3% [member] | ONARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	3.00%
UVA [member] | + 3% [member] | On REF2B [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	3.00%
UVA [member] | + 5% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	5.00%
UVA [member] | + 5% [member] | ONARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
UVA [member] | + 5% [member] | On REF2B [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
UVA [member] | + 10% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	10.00%
UVA [member] | + 10% [member] | ONARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
UVA [member] | + 10% [member] | On REF2B [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%